	Name of Issuing Entity	Check if Registered	Name of Originator	Total Assets in ABS by Originator			Assets That Were Subject of Demand			Assets that Were Repurchased/Replaced			Assets Pending Repurchase or Replacement (within cure period)			Demand in Dispute[2]			Demand Withdrawn	Demand Rejected
				(#)	($)	(% of principal balance)	(#)	($)(9)	(% of principal balance)(9)(12)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)(9)	(% of principal balance)(9)(12)
Q1 2012	Asset Type: RMBS
	First Franklin Mortgage Loan Trust 2006-FF11 CIK# 001372799	x	First Franklin	10,043	$1,872,729,922	100	1,462	$267,338,824	14.3	0	0	0	0	0	0	1,462	$267,338,824	14.3	0	0

	Total FFMLT 2006-FF11:			10,043	$1,872,729,922		1,462	$267,338,824		0	0		0	0		1,462	$267,338,824		0	0

	Name of Issuing Entity	Check if Registered	Name of Originator				Assets That Were Subject of Demand			Assets that Were Repurchased/Replaced			Assets Pending Repurchase or Replacement			Demand in Dispute[2]			Demand Withdrawn	Demand Rejected
				Total Assets in ABS by Originator									(within cure period)
				(#)	($)	(% of principal balance)	(#)	($)(9)	(% of principal balance)(9)(12)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)(9)	(% of principal balance)(9)(12)
Q2 2012	Asset Type: RMBS
	First Franklin Mortgage Loan Trust 2006-FF7	x	First Franklin	6,027	$1,161,097,184	100	454	$84,649,118	7.41	0	0	0	0	0	0	454	$84,649,118	7.41	0	0
	CIK# 0001362793
	Total FFMLT 2006-FF7:			6,027	$1,161,097,184		454	$84,649,118		0	0		0	0		454	$84,649,118		0	0
	First Franklin Mortgage Loan Trust 2006-FF11	x	First Franklin	10,043	$1,872,729,922	100	586	$71,916,920	3.84	0	0	0	0	0	0	586	$71,916,920	3.84	0	0
	CIK#001372799
	Total FFMLT 2006-FF11:			10,043	$1,872,729,922		586	$71,916,920		0	0		0	0		586	$71,916,920		0	0
	HSI Asset Securitization Corp Trust 2006-WMC1	x	WMC Mortgage Corp.	4,446	$842,325,840	100	402	$80,809,189	9.59	0	0	0	0	0	0	402	$80,809,189	9.59	0	0
	CIK#0001370363
	Total HASCO 2006-WMC1:			4,446	$842,325,840		402	$80,809,189		0	0		0	0		402	$80,809,189		0	0
	HSI Asset Loan Obigation Trust 2007-AR1 CIK#: 0001385542	x	American Home Mortgage Corp.	82(6)	$42,410,796(7)	9.77	0	0	0	0	0	0	0	0	0	0	0	0	0	0
			Countrywide Home Loans, Inc.	355(6)	$182,622,538(7)	42.07	0	0	0	0	0	0	0	0	0	0	0	0	0	0
			Residential Funding Company, LLC	111(6)	$56,952,881(7)	13.12	0	0	0	0	0	0	0	0	0	0	0	0	0	0
			SunTrust Mortgage Inc.	243(6)	$125,061,929(7)	28.81	1	(3)	(3)	0	0	0	0	0	0	1	(3)	(3)	0	0
			HSBC Mortgage Corporation (USA)	53(6)	$27,043,937(7)	6.23	0	0	0	0	0	0	0	0	0	0	0	0	0	0
	Total HALO 2007-AR1:			844	$434,092,081		1	(4)		0	0		0	0		1	(4)		0	0

	Total:			21,360	$4,310,245,027		1,443	$237,375,227(4)		0	0		0	0		1,443	$237,375,227(4)		0	0

	Name of Issuing Entity	Check if Registered	Name of Originator	Total Assets in ABS by Originator			Assets That Were Subject of Demand			Assets that Were Repurchased/Replaced			Assets Pending Repurchase or Replacement (within cure period)			Demand in Dispute[2]			Demand Withdrawn	Demand Rejected
				(#)	($)	(% of principal balance)	(#)	($)(9)	(% of principal balance)(9)(12)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)(9)	(% of principal balance)(9)(12)
	Asset Type: RMBS
Q3 2012	First Franklin Mortgage Loan Trust 2006-FF11 CIK#001372799	x	First Franklin	10,043	$1,872,729,922	100	53	$8,090,465	0.43	0	0	0	0	0	0	53	$8,090,465	0.43	0	0
	Total FFMLT 2006-FF11:			10,043	$1,872,729,922		53	$8,090,465		0	0		0	0		53	$8,090,465		0	0

	Name of Issuing Entity	Check if Registered	Name of Originator	Total Assets in ABS by Originator			Assets That Were Subject of Demand			Assets that Were Repurchased/Replaced			Assets Pending Repurchase or Replacement (within cure period)			Demand in Dispute[2]			Demand Withdrawn	Demand Rejected
				(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)
Q1 2013	Asset Type: RMBS
	HSI Asset Loan Obligation Trust 2007-AR2 CIK#: 0001406384	x	SunTrust Mortgage, Inc.	(5)	(5)	<10%(5)	1	(3)	(3)	0	0	0	0	0	0	1	(3)	(3)	0	0
			Residential Funding Corporation	(5)	(5)	<10%(5)	0	0	0	0	0	0	0	0	0	0	0	0	0	0
			Taylor, Bean & Whitaker Mortgage Corp.	(5)	(5)	<10%(5)	0	0	0	0	0	0	0	0	0	0	0	0	0	0
			American Home Mortgage Corp.	72(6)	$38,150,883(7)	9.08	0	0	0	0	0	0	0	0	0	0	0	0	0	0
			American Mortgage Network, Inc.	129(6)	$68,486,718(7)	16.3	0	0	0	0	0	0	0	0	0	0	0	0	0	0
			Countrywide Home Loans, Inc.	468(6)	$247,560,577(7)	58.92	0	0	0	0	0	0	0	0	0	0	0	0	0	0
	Total HALO 2007-AR2:			794	$420,163,912		1	(4)		0	0		0	0		1	(4)		0	0
	HSI Asset Loan Obligation Trust 2006-2 CIK#: 0001381771	x	American Home Mortgage Corp.	756(6)	$206,754,319(7)	58.62	1	(3)	(3)	0	0	0	0	0	0	1	(3)	(3)	0	0
			Countrywide Home Loans, Inc.	169(6)	$46,168,783(7)	13.09	0	0	0	0	0	0	0	0	0	0	0	0	0	0
			HSBC Mortgage Corporation (USA)	198(6)	$54,139,863(7)	15.35	0	0	0	0	0	0	0	0	0	0	0	0	0	0
			Wachovia Mortgage Corporation	167(6)	$45,639,728(7)	12.94	0	0	0	0	0	0	0	0	0	0	0	0	0	0
	Total HALO 2006-2:			1,290	$352,702,693		1	(4)		0	0		0	0		1	(4)		0	0
	HSI Asset Securitization Corporation Trust 2005-I1 CIK #: 0001347400	x	New Century Mortgage Corporation	673(6)	$198,388,817(7)	34.51	1	(3)	(3)	0	0	0	0	0	0	1	(3)	(3)	0	0
			First Franklin Financial Corporation	777(6)	$228,914,595(7)	39.82	0	0	0	0	0	0	0	0	0	0	0	0	0	0
			Option One Mortgage Corporation	501(6)	$147,570,007(7)	25.67	0	0	0	0	0	0	0	0	0	0	0	0	0	0
	Total HASCO 2005-I1:			1,951	$574,873,419		1	(4)		0	0		0	0		1	(4)		0	0

	Total:			4,035	$1,347,740,024		3	(4)		0	0		0	0		3	(4)		0	0

	Name of Issuing Entity	Check if Registered	Name of Originator	Total Assets in ABS by Originator			Assets That Were Subject of Demand			Assets that Were Repurchased/Replaced			Assets Pending Repurchase or Replacement (within cure period) (within cure period)			Demand in Dispute (2)			Demand Withdrawn	Demand Rejected
				(#)	($)	(% of principal balance)	(#)	($)(9)	(% of principal balance)(9)(12)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)(9)	(% of principal balance)(9)(12)
Q2 2013	Asset Type: RMBS
	HSI Asset Securitization CorpTrust 2007-NC1 CIK#: 0001399479	x	New Century Mortgage Corporation	4,635	$1,039,204,870	100	(3)	(3)	(3)	0	0	0	0	0	0	(3)	(3)	(3)	0	0
	Total HASCO 2007-NC1			4,635	$1,039,204,870		(4)	(4)		0	0		0	0		(4)	(4)		0	0
	HSI Asset Securitization CorpTrust 2006-HE1 CIK#: 0001378358	x	WMC Mortgage Corp.	3848(6)	$799,895,206(7)	58.74	0	0	0.00	0	0	0	0	0	0	0	0	0	0	0
			Countrywide Home Loans, Inc.	2665(6)	$553,962,155(7)	40.68	151	$36,804,362	2.70(8)	0	0	0	0	0	0	151	$36,804,362	2.70(8)	0	0
	Total HASCO 2006-HE1			6,551	$1,361,755,543		151	$36,804,362		0	0		0	0		151	$36,804,362		0	0
	HSI Asset Securitization Corp Trust 2006-WMC1 CIK#0001370363	x	WMC Mortgage Corp.	4,446	$842,325,840	100	1	(3)	(3)	0	0	0	0	0	0	1	(3)	(3)	0	0
	Total HASCO 2006-WMC1			4,446	$842,325,840		1	(4)		0	0		0	0		1	(4)		0	0

	Total:			15,632	$3,243,286,253		152 (4)	$36,804,362 (4)		0	0		0	0		152 (4)	$36,804,362 (4)		0	0

	Name of Issuing Entity	Check if Registered	Name of Originator	Total Assets in ABS by Originator			Assets That Were Subject of Demand			Assets that Were Repurchased/Replaced			Assets Pending Repurchase or Replacement (within cure period) (within cure period)			Demand in Dispute (2)			Demand Withdrawn	Demand Rejected
				(#)	($)	(% of principal balance)	(#)	($)(10)	(% of principal balance)(11)	(#)	($)(10)	(% of principal balance)(11)	(#)	($)	(% of principal balance)	(#)	($)(10)	(% of principal balance)(11)
Q3 2013	Asset Type: RMBS
	HSI Asset Securitization CorpTrust 2007-HE2 CIK#: 0001396702	x	Decision One Mortgage Company, LLC	2648(6)	$534,798,010(7)	71.95	1,196	$103,218,323	36.8	0	0	0	0	0	0	1,196	$103,218,323	36.8	0	0
			Accredited Home Lenders, Inc.	(5)	(5)	<10%(5)	19	$1,218,705	0.4	0	0	0	0	0	0	19	$1,218,705	0.4	0	0
			WMC Mortgage Corp.	922(6)	$193,627,354(7)	26.05	0	0	0	0	0	0	0	0	0	0	0	0	0	0
	Total HASCO 2007-HE2			3,680	$743,291,188		1,215	$104,437,029		0	0		0	0		1,215	$104,437,029		0	0
	HSI Asset Securitization CorpTrust 2007-NC1 CIK#: 0001399479	x	New Century Mortgage Corporation	4,635	$1,039,204,870	100	1,461	(13)	(13)	0	0	0	0	0	0	1,461	(13)	(13)	0	0
	Total HASCO 2007-NC1			4,635	$1,039,204,870		1,461	(13)		0	0		0	0		1,461	(13)		0	0
	HSI Asset Loan Obligation Trust 2007-AR1 CIK#: 0001385542	x	American Home Mortgage Corp.	82(6)	$42,410,796(7)	9.77	0	0	0	0	0	0	0	0	0	0	0	0	0	0
			Countrywide Home Loans, Inc.	355(6)	$182,622,538(7)	42.07	0	0	0	0	0	0	0	0	0	0	0	0	0	0
			Residential Funding Company, LLC	111(6)	$56,952,881(7)	13.12	0	0	0	0	0	0	0	0	0	0	0	0	0	0
			SunTrust Mortgage Inc.	243(6)	$125,061,929(7)	28.81	1	0	0	1	0	0	0	0	0	0	0	0	0	0
			HSBC Mortgage Corporation (USA)	53(6)	$27,043,937(7)	6.23	0	0	0	0	0	0	0	0	0	0	0	0	0	0
	Total HALO 2007-AR1:			844	$434,092,081		1	0		1	0		0	0		0	0		0	0

	Total:			9,159	$2,216,588,139		2,677	$104,437,029(14)		1	0		0	0		2,676	$104,437,029(14)		0	0

2 The Securitizer believes all demands related to an asset are in dispute. However, because the Securitizer is not the entity with the repurchase obligation and therefore is unaware of the resolution or discussions related to the demand, it is possible that some assets identified as being subject to a demand in dispute are assets that are pending repurchase or replacement and are within the cure period.

3 The number and/or related principal value of assets  at issue was not identified in the repurchase demand so this amount cannot be calculated.

4 This total does not include assets for which the number and/or related principal value of assets at issue was not specified in the repurchase demand.

5 Pursuant to Item 1110 of Regulation AB, only originators that originate more than 10% of the pool assets are required to be disclosed.  Because this originator originated fewer than 10% of the pool assets, (a) no disclosure was provided in the prospectus regarding the originator’s assets included in the pool, and (b) the Securitizer is only able to identify with certainty that such originator originated less than 10% of the pool assets.  The Securitizer has provided the less than 10% estimate as opposed to a specific numeric estimate for this data field because it views the less than 10% estimate as being the most accurate estimate available.

6 Because the number of assets originated by an originator was not specified in the prospectus, the number of assets originated by an originator is an estimate based on the percentage of the outstanding principal balance of such originator's assets at the time of securitization compared to the aggregate asset pool as provided in the prospectus multiplied by the total number of assets included in the asset pool as provided in the prospectus.

7 Because the outstanding principal balance of assets originated by an originator was not specified in the prospectus, the outstanding principal balance of assets at the time of securitization originated by an originator is an estimate based on the percentage of the principal balance of such originator's assets compared to the aggregate asset pool as provided in the prospectus multiplied by the aggregate principal balance of all assets included in the asset pool as provided in the prospectus.

8 Calculated based on the total aggregate principal balance for the issuing entity.

9 The information provided in this data field is based on the outstanding principal balance of the assets at the time of securitization. The Securitizer was unable to obtain the unpaid principal balance by the filing date and therefore is only able to base the information provided on the outstanding principal balance at the time of securitization in order to provide an estimate of such data.  Should the unpaid principal balance of the assets become available, the Securitizer will update the filing to provide such data.

10 The outstanding principal balance of each asset in this data field is based on the remittance report prepared by the master servicer for which the distribution date for the report was October 25, 2013; if the remittance report reflected a zero balance, the corresponding outstanding principal balance used in calculating this data field is zero.

11 The percentage of principal balance is calculated by dividing (a) the outstanding principal balance of the assets originated by the identified originator that is identified as subject to reporting in this data field by (b) the outstanding principal balance of all assets in the securitized pool. In the case of both (a) and (b), the numbers are based on the remittance report prepared by the master servicer for which the distribution date for the report was October 25, 2013; if the remittance report reflected a zero balance, the corresponding outstanding principal balance used in calculating this data field is zero.

12 The percentage in this data field is calculated by dividing (a) the outstanding principal balance of the assets at the time of securitization originated by the identified originator that is identified as subject to reporting in this data field by (b) by the outstanding principal balance of the total assets at the time of securitization originated by such originator in the securitized pool.

13 The Securitizer was unable to obtain the aggregate unpaid principal balance or outstanding principal balance at the time of securitization by the filing date and therefore is unable to provide information for the data field at this time. Should the aggregate unpaid principal balance become available, the Securitizer will update the filing to provide such data.

14 This total does not include assets for which the outstanding principal balance at the time of securitization or unpaid principal balance was unavailable to the Securitizer at the time of filing.